FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 23, 2012

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Ms. Karen Rosotto

Re:      Franklin Alternative Strategies Funds (the “Registrant”)

File No. 811-22641

Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), please find transmitted herewith for filing via the EDGAR system Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).  The Registrant is filing this Amendment for the purposes of:  (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning the Registrant's initial Registration Statement on Form N-1A, which was filed with the SEC on December 06, 2011; and (ii) making certain other non-material changes.

The Registrant operates as an open-end, management investment company, and issues two series of shares, each with a single class of shares: (i) Franklin Pelagos Commodities Strategy Fund and (ii) Franklin Pelagos Managed Futures Strategy Fund (each a “Fund”).  Beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act.  Only certain “accredited investors” within the meaning of Section D under the Securities Act, including other investment companies, may invest in the Registrant.

Questions related to this filing should be directed to Kenneth L. Greenberg, Esquire at (215) 564-8149 or, in his absence, to Steven J. Gray, Esquire at (650) 312-2018.

Very truly yours,

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

/s/DAVID P. GOSS

David P. Goss

Vice President